Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

14. Income Taxes

On December 22, 2017, the President of the United States signed into law new legislation, or the Act, that significantly revises the Internal Revenue Code of 1986, as amended, or the Code. The Act amends the Code to reduce tax rates and modify policies, credits, and deductions for individuals and businesses. For businesses, the Act reduces the corporate tax rate from a maximum of 35% to a flat 21% rate. The rate reduction is effective on January 1, 2018. As a result of the rate reduction, the Company has reduced the deferred tax asset balance as of December 31, 2017 by approximately $2.6 million. Due to the Company’s full valuation allowance position, the Company has also reduced the valuation allowance by the same amount. Due to uncertainties which currently exist in the interpretation of the provisions of the Act regarding Code Section 162(m), the Company has not evaluated the potential impacts of Code Section 162(m) as amended by the Act on its financial statements.

On December 22, 2017, Staff Accounting Bulletin No. 118, or SAB 118, was issued to address the application of U.S. GAAP when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Act. In accordance with SAB 118, the Company has determined that there is no deferred tax benefit or expense with respect to the remeasurement of certain deferred tax assets and liabilities due to the full valuation allowance against net deferred tax assets. Additional analysis of the law and the impact to the Company will be performed and any impact will be recorded in the respective quarter in 2018.

For the years ended December 31, 2016 and 2017, the provision for income taxes was calculated as follows:

	For the year ended December 31,
	2016	2017
Current:
Federal	$—	$—
State	2,053	7,624

Total	2,053	7,624
Deferred
Federal	—	—
State	—	—

Total	—	—

Provision for income tax	$2,053	$7,624

The following table reconciles income taxes computed at the federal statutory rate and the Company’s provision for income taxes:

	For the year ended December 31,
	2016	2017
Income tax at statutory rate	$(6,255,072)	$(7,346,079)
Change in federal tax rate	—	2,621,803
State liability	(260,835)	(411,853)
Permanent items	67,151	214,313
Stock compensation	157,250	72,696
Nondeductible interest	21,548	15,568
Expiration of net operating losses	—	922,307
Research and development credit	(170,950)	(200,379)
State rate change	44,421	(18,026)
Estimated section 382 limitation	9,256,295	1,491,942
Return to provision	—	365,263
Other	96,406	488,264
Valuation allowance	(2,954,161)	1,791,805

Provision for income tax	$2,053	$7,624

Deferred income taxes are provided for temporary differences in recognizing certain income and expense items for financial and tax reporting purposes. The deferred tax assets consisted primarily of the income tax benefits from estimated net operating loss carryforwards, deferred rent, and estimated research and development credits. Valuation allowances have been recorded to fully offset deferred tax assets at December 31, 2016 and 2017, as it is more likely than not that the assets will not be utilized.

At December 31, 2017, the Company had estimated federal net operating loss carryforwards of approximately $13.6 million expiring beginning in 2035 and total estimated state net operating loss carryforwards of approximately $15.0 million expiring beginning in 2023. Additionally, at December 31, 2017, the Company had estimated research and development credits of approximately $5,000 and $3,395,000 for federal and California purposes, respectively. The estimated federal research and development tax credits will begin to expire in 2035. The California research and development tax credits do not expire.

For the years ended December 31, 2016 and 2017, the Company has evaluated the various tax positions reflected in its income tax returns for both federal and state jurisdictions, to determine if the Company has any uncertain tax positions on the historical tax returns. The Company recognizes the impact of an uncertain tax position on an income tax return at the largest amount that the relevant taxing authority is more-likely-than not to sustain upon audit. The Company does not recognize uncertain income tax positions if they have less than 50 percent likelihood of being sustained. Based on this assessment, the Company believes there are no tax positions for which a liability for unrecognized tax benefits should be recorded as of December 31, 2016 or 2017. The Company is subject to U.S. federal income tax as well as income tax in multiple state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations for 2014 and before, state and local income tax examinations 2013 and before. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward and make adjustments up to the amount of the net operating loss carry forward amount. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. Due to the existence of the valuation allowance, future changes in unrecognized tax benefits will not impact the Company’s effective tax rate. The Company is currently not under examination by any taxing authorities and does not believe its unrecognized tax benefits will significantly change in the next twelve months.

The tax effects of carryforwards and other temporary differences that give rise to deferred tax assets consist of the following:

	For the year ended December 31,
	2016	2017
Estimated net operating loss carryforward	$2,218,618	$3,355,180
Estimated research and development credits	2,244,047	2,686,666
Accruals and other	2,273,838	2,560,417
Deferred rent	164,821	90,866

	6,901,324	8,693,129
Less valuation allowance	(6,901,324)	(8,693,129)

Net deferred tax assets	$—	$—

Utilization of the estimated domestic net operating loss and research and development credit carryforwards may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by Section 382 and 383 of the Code, as well as similar state provisions. These ownership changes may limit the amount of estimated net operating loss and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders. Since the Company’s formation, the Company has raised capital through the issuance of capital stock on several occasions which on its own or combined with the purchasing stockholders’ subsequent disposition of those shares, likely resulted in such an ownership change, or could result in an ownership change in the future.

Upon the occurrence of an ownership change under Section 382 of the Code as outlined above, utilization of the estimated net operating loss and research and development credit carryforwards are subject to an annual limitation under Section 382, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term, tax-exempt rate, which could be subject to additional adjustments, as required. Any limitation may result in expiration of a portion of the estimated net operating loss or research and development credit carryforwards before utilization. The Company has not yet completed an analysis to determine whether an ownership change has occurred, however, the Company believes ownership changes likely occurred in each year from 2015 through 2018. As a result, the Company has estimated that the use of its net operating loss is limited and has disclosed in the table above only the amounts it estimates could be used in the future, which remain fully offset by a valuation allowance to reduce the net asset to zero.